Significant Accounting Policies (Details) - Schedule of Details of Company's Associate	12 Months Ended
Mar. 31, 2023
Associates [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Associate [Line Items]
Name of associate	New Pacific Metals Corp. (“NUAG”)
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	28.20%
Associates One [Member]
Significant Accounting Policies (Details) - Schedule of Details of Company's Associate [Line Items]
Name of associate	Whitehorse Gold Corp. (“WHG”)
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	29.30%